CONVERTIBLE NOTES	9 Months Ended
Sep. 30, 2025
Convertible Notes
CONVERTIBLE NOTES

12. CONVERTIBLE NOTES

Table 12: Details of Convertible Notes

	Principal Value	Unamortized Discount and Issuance Costs	Convertible Notes Carrying Balance	Weighted Average Interest Rate	Maturity (Calendar Year)
Balance as of December 31, 2024	-	-	-
Issuance	440,217	(53,717)	386,500	18.0%	2026
Amortization	-	4,476	4,476
Balance as of March 31, 2025	$440,217	$(49,241)	$390,976	18.0%	2026
Issuance	2,050,000	(60,000)	1,990,000	15.1%	2026
Conversion to equity	(2,490,217)	82,465	(2,407,752)	18.0%	2026
Amortization	-	26,776	26,776
Balance as of September 30, 2025	$-	$-	$-

On June 30, 2025, the Company converted all outstanding convertible notes to Series G Convertible Preferred Stock. See Note 15 – Equity.